SHAREHOLDERS' EQUITY (Details)	Jan. 03, 2025 $ / shares shares	Dec. 16, 2024 $ / shares shares	Sep. 20, 2023 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 26, 2022 USD ($) Vote $ / shares shares
SHAREHOLDERS' EQUITY
Ordinary shares, shares authorized | $				$ 50,000		$ 50,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 1
Ordinary shares, shares issued (in shares)				10,000
Ordinary shares, shares outstanding (in shares)				10,000
Ordinary shares, shares authorized (in shares)				200,000,000	200,000,000	200,000,000
Cash proceeds from IPO (in shares)			760,000
Price per share | $ / shares			$ 2.5
Amount of net assets of the operating subsidiaries not available for distribution | $				$ 2,957,630	$ 2,957,630
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)				15,830,000	13,760,000
Ordinary shares, shares outstanding (in shares)				15,830,000	13,760,000
Ordinary shares, shares authorized (in shares)				190,000,000	190,000,000	190,000,000
Number of voting rights per share | Vote						1
Convertible share | $ / shares						$ 1
Common Class A | IPO
SHAREHOLDERS' EQUITY
Cash proceeds from IPO (in shares)		1,800,000
Price per share | $ / shares		$ 5
Common Class A | Over-Allotment Option
SHAREHOLDERS' EQUITY
Cash proceeds from IPO (in shares)	270,000
Price per share | $ / shares	$ 5
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.00025	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)				2,000,000	2,000,000
Ordinary shares, shares outstanding (in shares)				2,000,000	2,000,000
Ordinary shares, shares authorized (in shares)				10,000,000	10,000,000	10,000,000
Number of voting rights per share | Vote						15